Stock Options - Schedule of Stock Option Activity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Number of options outstanding beginning balance	4,233,722	2,478,974	1,456,064
Number of options granted	185,887	2,531,971	1,400,418
Number of options forfeited	(2,500)	(777,223)	(345,000)
Number of options exercised			(32,508)
Number of options outstanding ending balance	4,417,108	4,233,722	2,478,974
Number of options vested	1,820,725	1,496,439
Number of options exercisable	1,337,946	888,834
Weighted average exercise price outstanding beginning balance	$ 1.73	$ 5.25	$ 3.90
Weighted average exercise price granted	1.39	2.07	6.75
Weighted average exercise price forfeited	1.36	6.42	5.85
Weighted average exercise price exercised
Weighted average exercise price outstanding ending balance	1.72	1.73	$ 5.25
Weighted average exercise price vested	1.75	2.13
Weighted average exercise price exercisable	$ 2.19	$ 2.55
Weighted average remaining contractual term outstanding	2 years 6 months 14 days	2 years 11 months 4 days	2 years 1 month 2 days
Weighted average remaining contractual term outstanding	2 years 6 months 14 days	2 years 6 months 14 days	2 years 11 months 4 days
Aggregate intrinsic value outstanding beginning balance	$ 995,000
Aggregate intrinsic value granted
Aggregate intrinsic value forfeited
Aggregate intrinsic value exercised
Aggregate intrinsic value outstanding ending balance	143,000	995,000
Aggregate intrinsic value vested	28,000	263,851
Aggregate intrinsic value exercisable	$ 26,000	$ 83,252